Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Entity Central Index Key	0001935418
Entity Registrant Name	Foremost Clean Energy Ltd.
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2026
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	750 West Pender Street, Suite 250
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V7Y 1K3
Entity Address, Country	CA
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	FMST
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	16,280,580
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	731
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Location	Vancouver, Canada
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	750 West Pender Street, Suite 250
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V7Y 1K3
Entity Address, Country	CA
Contact Personnel Name	Jason Barnard
City Area Code	604
Local Phone Number	330-8067